Annual Operating Expenses - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO - Fidelity SAI Global ex U.S. Low Volatility Index Fund - Fidelity SAI Global ex U.S. Low Volatility Index Fund
	Dec. 30, 2024
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual operating expenses	0.22%

[1]	A Based on estimated amounts for the current fiscal year.